Note 19 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
19.	Income taxes

(a)	Tax losses

The Company has accumulated non-capital losses of approximately
$45,044
(
December 31, 2016 –
$41,719
) in Canada, which
may
be carried forward to reduce taxable income of future years. The non-capital losses will, if unused, expire in:

Year of expiry	Total

2024	$659
2025	624
2026	1,219
2027	2,196
2028	3,134
2029	4,168
2030	3,702
2031	2,639
2032	2,355
2033	7,631
2034	4,017
2035	2,060
2036	4,549
2037	6,091
$45,044

The Company also has non-capital losses in Peru of
$339
(
December 30, 2016 -
$131
), which, if unused, will expire in
2020.
The Company has accumulated capital losses
$661
(
December 31, 2015 –
$661
) in Canada which
may
be carried forward indefinitely and used to reduce capital gains in future years.

(b)	Income tax recovery provision

The reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is:

	Year ended December 31, 2017	Year ended December 31, 2016
Loss before income taxes	$(329)	$(4,255)
Canadian federal and provincial income tax rates	26%	26%
Expected income tax recovery	(86)	(1,106)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	278	554
Share issuance costs	(588)	(525)
Unrecognized changes in fair value of marketable securities	-	(35)
Non-deductible expenditures	128	211
Elimination of capital losses	-	2,056
Adjustment to tax estimates	1,008	2
Amortization of flow-through share premium	(1,551)	(603)
Flow-through expenditures renunciation	5,800	2,326
Difference in future and foreign tax rates	(148)	-
Other	9	46
Increase (decrease) in unrecognized tax asset	(4,850)	(2,926)
Income tax recovery	$-	$-

(c)	Significant components of the deferred tax assets and liabilities are:

	December 31, 2016	Net loss	Equity	December 31, 2017
Deferred Income tax assets
Non-capital losses carried forward	$10,881	$1,379	$-	$12,260
Capital losses carried forward	43	2	-	45
Share issuance costs & CEC	500	-	240	740
Investments	19	28	-	47
Site reclamation obligations	454	(6)	-	448
Property, plant & equipment	68	68	-	136
Mineral property interests	-	20	-	20
	11,965	1,491	240	13,696
Deferred income tax liabilities
Mineral property interests	(4,605)	(6,621)	-	(11,226)
FX on intercompany	(3)	40	-	37

Net deferred tax assets	7,357	(5,090)	240	2,507
Unrecognized deferred tax assets	(7,357)	5,090	(240)	(2,507)
Net deferred tax balance	$-	$-	$-	$-

	December 31, 2015	Net loss	Equity	Acquisition of Homestake	December 31, 2016
Deferred Income tax assets
Non-capital losses carried forward	$5,258	$1,269	$-	$4,354	$10,881
Capital losses carried forward	2,099	(2,056)	-	-	43
Share issuance costs & CEC	95	-	385	20	500
Investments	-	19	-	-	19
Site reclamation obligations	286	168	-	-	454
Property, plant & equipment	12	56	-	-	68
	7,750	(544)	385	4,374	11,965
Deferred income tax liabilities
Mineral property interests	(933)	(2,764)	-	(908)	(4,605)
FX on intercompany	-	(3,281)	-	-	(3)
Net deferred tax assets	6,817	(3,311)	385	3,466	7,357
Unrecognized deferred tax assets	(6,817)	3,311	(385)	(3,466)	(7,357)

Net deferred tax balance	$-	$-	$-	$-	$-